Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accrued Expenses [Abstract]
Schedule of Accrued Expenses	Accrued expenses consisted of the following:
	June 30, 2023	December 31, 2022
Accrued compensation	$641	$452
Other accrued expenses	489	265
Total accrued expenses	$1,130	$717
Accrued expenses consisted of the following:
	December 31, 2022	December 31, 2021
Accrued compensation	$452	$846
Other accrued expenses	265	228
Total accrued expenses	$717	$1,074